30 Equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Equity valuation adjustments, beginning	R$ 591,927	R$ 785,610
Adjustments related to actuarial liabilities
Post employment benefits	(271,345)	(186,628)
Taxes on adjustments	92,190	63,444
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(90,347)	(100,342)
Taxes on the adjustments	30,717	34,116
Attributed to non-controlling interest	207	(4,273)
Equity valuation adjustments, ending	R$ 353,349	R$ 591,927